Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2022 MXN ($)
Sales:
Trade		$ 1,525,814,753	$ 1,669,517,127	$ 1,716,241,677
Services income	$ 150,332	2,700,973	3,155,779	3,695,941
(Impairment) of wells, pipelines, properties, plant and equipment, net	(449,579)	(8,077,449)	(53,477,580)	(28,797,518)
Cost of sales	70,158,736	1,260,520,966	1,435,463,287	1,380,673,789
Gross income	14,466,614	259,917,311	183,732,039	310,466,311
Distribution, transportation and sale expenses	879,305	15,798,213	8,079,834	12,678,909
Administrative expenses	10,851,276	194,961,619	179,206,176	170,116,531
Impairment losses on trade receivables from customers	(719,775)	(12,931,983)	(15,438,558)	(3,113,324)
Other revenue	1,685,314	30,279,524	18,548,009	15,635,955
Other expenses	1,798,340	32,310,240	15,545,352	17,242,136
Operating (loss) income	1,903,232	34,194,780	(15,989,872)	122,951,366
Welfare oil duty	10,829,648	194,573,038	0	0
Operating (loss) income after Welfare oil duty	(8,926,416)	(160,378,258)	(15,989,872)	122,951,366
Financing income	663,373	11,918,617	15,669,883	18,210,377
Financing cost	8,347,700	149,980,626	158,901,950	152,171,381
Derivative financial instruments income (cost) , net	1,201,551	21,587,903	(27,594,230)	672,226
Foreign exchange income (loss), net	10,863,564	195,182,398	(304,452,236)	238,079,042
Profit (loss) sharing in associates	40,090	720,290	961,649	409,315
Total duties, taxes and other		715,756	290,281,198	219,999,281
Net (loss) income	(4,545,376)	(81,665,432)	(780,587,954)	8,151,664
Depreciation and amortization of wells, pipelines, properties, plant and equipment	8,544,622	153,518,664	146,850,208	137,555,276
Depreciation of rights of use	345,760	6,212,172	6,030,194	5,886,840
Net periodic cost of employee benefits		157,941,428	146,182,612	141,415,705
Interest income		9,819,811	11,965,517	14,031,572
Interest cost		136,941,683	144,317,234	140,980,690
Total current assets	27,953,717		439,554,720		$ 502,236,040
Total non-current assets	95,578,541		1,769,197,863		1,717,230,971
Total current liabilities	57,482,846		1,207,523,381		1,032,777,060
Total long-term liabilities	172,123,771		2,985,004,938		3,092,496,121
Total equity (deficit)	$ (106,074,359)		(1,983,775,736)	(1,652,978,810)	(1,905,806,170)	$ (1,768,822,225)
Intersegment eliminations
Sales:
Intersegment		(954,470,815)	(1,588,233,206)	(1,610,884,309)
Cost of sales		(938,447,010)	(1,545,084,824)	(1,509,793,447)
Transfer of good and services		13,163,513
Gross income		(29,187,318)	(43,148,382)	(101,090,862)
Distribution, transportation and sale expenses		(3,425,034)	(1,772,009)	(10,757,344)
Administrative expenses		(9,726,730)	(41,408,534)	(90,281,862)
Transfer of services		(15,975,264)
Operating (loss) income		27,340	27,078	3,367
Operating (loss) income after Welfare oil duty		27,340
Financing income		(189,984,479)	(317,832,573)	(220,190,080)
Financing cost		(189,957,140)	(317,805,494)	(220,186,716)
Profit (loss) sharing in associates		1,742,797	734,623,610	(103,529,822)
Net (loss) income		1,742,798	734,623,609	(103,529,819)
Depreciation of rights of use		0
Net periodic cost of employee benefits			48,557
Total current assets			(3,675,846,301)		(2,212,027,373)
Total non-current assets			(450,532,299)		424,736,525
Total current liabilities			(3,675,760,337)		(2,211,936,205)
Total long-term liabilities			(1,458,503,067)		(944,549,503)
Total equity (deficit)			1,007,884,804		1,369,194,860
Eliminations And Reconciling Items
Sales:
Other expenses		(87,630)	5,083	(55,023)
Exploration and Extraction
Sales:
Trade		222,212,029
Intersegment		112,646,990
Services income		17,886
(Impairment) of wells, pipelines, properties, plant and equipment, net		12,597,956
Cost of sales		428,791,210
Transfer of good and services		(189,572,824)
Gross income		108,256,475
Distribution, transportation and sale expenses		5,013,653
Administrative expenses		40,048,635
Transfer of services		42,359,579
Other revenue		20,621,700
Other expenses		26,294,475
Operating (loss) income		15,161,833
Welfare oil duty		194,573,038
Operating (loss) income after Welfare oil duty		(179,411,205)
Financing income		27,049,980
Financing cost		146,118,971
Derivative financial instruments income (cost) , net		12,404,584
Foreign exchange income (loss), net		240,443,924
Profit (loss) sharing in associates		496,825
Net (loss) income		(45,134,863)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		130,244,785
Depreciation of rights of use		294,582
Net periodic cost of employee benefits		45,232,212
Interest income		131,938
Interest cost		(3,159,156)
Total current assets					358,461,569
Total non-current assets					937,978,665
Total current liabilities					1,170,640,890
Total long-term liabilities					1,690,119,743
Total equity (deficit)					(1,564,320,399)
Exploration and Production
Sales:
Trade			347,550,312	439,640,623
Intersegment			517,221,080	460,698,652
Services income			27,348	30,725
(Impairment) of wells, pipelines, properties, plant and equipment, net			24,027,347	(2,353,077)
Cost of sales			533,614,774	492,999,594
Gross income			355,211,313	405,017,329
Distribution, transportation and sale expenses			641,499	705,144
Administrative expenses			47,302,354	78,844,955
Other revenue			8,599,117	2,953,135
Other expenses			4,794,173	10,101,486
Operating (loss) income			311,072,404	318,318,879
Financing income			81,442,953	61,784,027
Financing cost			171,319,838	126,967,447
Derivative financial instruments income (cost) , net			(25,445,169)	7,314,615
Foreign exchange income (loss), net			(95,489,278)	111,796,250
Profit (loss) sharing in associates			360,996	35,221
Total duties, taxes and other			189,239,536	218,982,795
Net (loss) income			(88,617,468)	153,298,750
Depreciation and amortization of wells, pipelines, properties, plant and equipment			124,473,818	115,208,527
Depreciation of rights of use			313,825	313,017
Net periodic cost of employee benefits			41,263,714	39,404,972
Interest income			174,334	183,459
Interest cost			(3,921,496)	(721,838)
Total current assets			1,122,872,816
Total non-current assets			938,768,113
Total current liabilities			696,209,532
Total long-term liabilities			1,934,280,036
Total equity (deficit)			(568,848,639)
Industrial Processes
Sales:
Trade		523,252,345
Intersegment		303,932,801
Services income		115,007
(Impairment) of wells, pipelines, properties, plant and equipment, net		(1,115,093)
Cost of sales		480,144,896
Transfer of good and services		171,820,585
Gross income		174,219,579
Distribution, transportation and sale expenses		5,125,468
Administrative expenses		38,904,212
Impairment losses on trade receivables from customers		(2,703,151)
Transfer of services		41,625,981
Other revenue		2,102,138
Other expenses		3,831,666
Operating (loss) income		84,131,239
Operating (loss) income after Welfare oil duty		84,131,239
Financing income		359,102
Financing cost		23,355,651
Derivative financial instruments income (cost) , net		(4,255)
Foreign exchange income (loss), net		28,084,899
Profit (loss) sharing in associates		(1,106,997)
Net (loss) income		88,108,337
Depreciation and amortization of wells, pipelines, properties, plant and equipment		7,375,020
Depreciation of rights of use		3,022,437
Net periodic cost of employee benefits		49,552,069
Interest income		367,611
Interest cost		3,676,028
Total current assets					390,453,024
Total non-current assets					223,288,730
Total current liabilities					319,308,368
Total long-term liabilities					629,488,968
Total equity (deficit)					(335,055,582)
Industrial Transformation
Sales:
Trade			628,918,718	751,060,122
Intersegment			355,276,301	283,789,335
Services income			731,624	321,260
(Impairment) of wells, pipelines, properties, plant and equipment, net			(78,049,865)	(25,568,713)
Cost of sales			1,119,899,412	1,148,635,601
Gross income			(213,022,634)	(139,033,597)
Distribution, transportation and sale expenses			9,130,174	22,473,849
Administrative expenses			54,975,089	62,852,084
Impairment losses on trade receivables from customers			866,405	(2,762,874)
Other revenue			5,427,426	9,149,545
Other expenses			9,283,729	5,666,808
Operating (loss) income			(280,117,795)	(223,639,667)
Financing income			915,653	1,835,968
Financing cost			57,706,799	25,908,568
Derivative financial instruments income (cost) , net			215,388	570,701
Foreign exchange income (loss), net			(242,811,794)	132,739,126
Profit (loss) sharing in associates			(4,688,971)	37,688
Net (loss) income			(584,194,318)	(114,364,752)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			10,011,687	11,087,095
Depreciation of rights of use			3,224,322	3,140,172
Net periodic cost of employee benefits			57,475,722	56,498,324
Interest income			561,859	832,721
Interest cost			3,310,989	3,351,937
Total current assets			225,147,273
Total non-current assets			590,508,074
Total current liabilities			1,728,102,735
Total long-term liabilities			575,378,552
Total equity (deficit)			(1,487,825,940)
Energy Transformation (formerly part of Pemex Industrial Transformation)
Sales:
Trade		74,651,572
Intersegment		14,743,972
(Impairment) of wells, pipelines, properties, plant and equipment, net		3,467,927
Cost of sales		78,983,573
Transfer of good and services		46,734,997
Gross income		(32,855,099)
Distribution, transportation and sale expenses		8,789,931
Administrative expenses		11,344,256
Impairment losses on trade receivables from customers		(324,139)
Transfer of services		1,936,019
Other revenue		1,858,461
Other expenses		871,690
Operating (loss) income		(54,262,673)
Operating (loss) income after Welfare oil duty		(54,262,673)
Financing income		26,946
Financing cost		1,795,732
Derivative financial instruments income (cost) , net		(319)
Foreign exchange income (loss), net		2,111,835
Profit (loss) sharing in associates		1,106,997
Net (loss) income		(52,812,946)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		655,064
Depreciation of rights of use		708,023
Net periodic cost of employee benefits		11,794,206
Total current assets					(2,875,722)
Total non-current assets					11,621,051
Total current liabilities					102,346,767
Total long-term liabilities					65,770,049
Total equity (deficit)					(159,371,487)
Logistics
Sales:
Intersegment			90,057,618	96,564,079
Services income			414,098	1,380,704
(Impairment) of wells, pipelines, properties, plant and equipment, net			582,923	(612,906)
Cost of sales			76,270,963	84,973,463
Gross income			14,783,676	12,358,414
Distribution, transportation and sale expenses			0	45
Administrative expenses			17,799,642	22,085,461
Impairment losses on trade receivables from customers			(158,008)	(329,534)
Other revenue			828,787	932,509
Other expenses			483,210	590,957
Operating (loss) income			(2,828,397)	(9,715,074)
Financing income			19,927,846	18,720,533
Financing cost			378,866	387,557
Foreign exchange income (loss), net			(425,181)	221,212
Profit (loss) sharing in associates			943	28
Total duties, taxes and other			42,551,529	1,539,042
Net (loss) income			(26,255,184)	7,300,100
Depreciation and amortization of wells, pipelines, properties, plant and equipment			6,144,377	5,999,033
Depreciation of rights of use			374,922	392,810
Net periodic cost of employee benefits			10,682,640	9,755,635
Interest income			22,641	40,720
Interest cost			378,805	387,052
Total current assets			294,804,303
Total non-current assets			127,928,147
Total current liabilities			86,307,404
Total long-term liabilities			71,857,552
Total equity (deficit)			264,567,494
DPRLP
Sales:
Trade		149,654,155	165,980,709	173,219,485
Intersegment		18,374,148	15,758,565	12,949,407
Services income			485	251
Cost of sales		166,998,842	181,283,153	173,140,717
Gross income		1,029,461	456,606	13,028,426
Administrative expenses		1,999,755	1,841,704	1,650,684
Other revenue		(136,560)	18,921	44,657
Other expenses		11,689	498,188	24,893
Operating (loss) income		(1,118,543)	(1,864,365)	11,397,506
Operating (loss) income after Welfare oil duty		(1,118,543)
Financing income		867,248	1,177,512	853,723
Financing cost		125,753	245,442	161,067
Derivative financial instruments income (cost) , net			99,580
Total duties, taxes and other		26,635	(1,827)	122,806
Net (loss) income		(403,683)	(830,888)	11,967,356
Depreciation and amortization of wells, pipelines, properties, plant and equipment		3,431,055	2,959,516	2,259,734
Depreciation of rights of use		643,904	604,758	548,953
Interest income		330,426	313,481	423,942
Interest cost		125,753	245,442	161,067
Total current assets			32,870,141		25,532,702
Total non-current assets			34,744,185		36,183,453
Total current liabilities			7,891,750		7,500,117
Total long-term liabilities			1,950,666		4,519,381
Total equity (deficit)			57,771,910		49,696,657
Trading Companies
Sales:
Trade		532,377,490	506,782,844	333,396,095
Intersegment		411,951,040	509,246,055	604,815,421
Services income		1,548,383	1,950,251	1,908,488
(Impairment) of wells, pipelines, properties, plant and equipment, net		163,986	(37,985)	(191,786)
Cost of sales		926,482,171	1,007,097,423	922,943,882
Gross income		19,558,728	10,843,742	16,984,336
Distribution, transportation and sale expenses		114,103	31,101	141,909
Administrative expenses		3,872,651	3,528,532	3,435,669
Impairment losses on trade receivables from customers		(9,458,947)	(16,155,808)	(2,876)
Other revenue		1,027,730	679,985	698,967
Other expenses		859,056	65,887	145,621
Operating (loss) income		6,281,701	(8,257,601)	13,957,228
Operating (loss) income after Welfare oil duty		6,281,701
Financing income		1,279,687	1,296,321	640,628
Financing cost		5,982,349	7,868,834	5,561,753
Derivative financial instruments income (cost) , net		(239,159)	(664,381)	(116,640)
Foreign exchange income (loss), net		(447,612)	(800,834)	105,319
Profit (loss) sharing in associates		8,583,019	(3,151,006)	18,149,561
Total duties, taxes and other		85,384	2,702,256	1,914,357
Net (loss) income		9,389,903	(22,148,591)	25,259,986
Depreciation and amortization of wells, pipelines, properties, plant and equipment		268,341	272,350	285,737
Depreciation of rights of use		892,053	720,984	772,779
Net periodic cost of employee benefits		40,117	25,675	20,491
Interest income		737,941	497,110	172,028
Interest cost		4,218,611	5,707,946	4,509,516
Total current assets			287,375,832		207,960,075
Total non-current assets			130,862,284		130,083,074
Total current liabilities			255,198,459		184,622,246
Total long-term liabilities			1,814,052		1,107,814
Total equity (deficit)			161,225,605		152,313,089
Corporate
Sales:
Intersegment			48,982,014	96,619,612
Services income			1,045	856
Cost of sales			1,249,656	1,269,012
Gross income			47,733,403	95,351,456
Distribution, transportation and sale expenses			7,859	59,298
Administrative expenses			86,635,110	83,534,109
Impairment losses on trade receivables from customers				(6)
Other revenue			983,270	758,097
Other expenses			77,670	987
Operating (loss) income			(38,003,966)	12,515,153
Financing income			226,654,666	152,838,231
Financing cost			236,220,806	210,105,849
Derivative financial instruments income (cost) , net			(1,799,648)	(7,096,450)
Foreign exchange income (loss), net			39,427,764	(11,196,911)
Profit (loss) sharing in associates			(716,122,380)	68,641,910
Total duties, taxes and other			54,351,481	(2,510,630)
Net (loss) income			(780,415,851)	8,106,714
Depreciation and amortization of wells, pipelines, properties, plant and equipment			583,189	565,065
Depreciation of rights of use			573,733	602,527
Net periodic cost of employee benefits			36,622,124	35,701,990
Interest income			8,786,413	11,109,036
Interest cost			136,377,980	130,686,827
Total current assets			2,040,342,693
Total non-current assets			(171,049,739)
Total current liabilities			2,051,344,378
Total long-term liabilities			1,801,449,926
Total equity (deficit)			(1,983,501,350)
Other Operating Subsidiary Companies
Sales:
Trade		23,667,162	20,284,544	18,925,352
Intersegment		92,821,864	51,691,573	55,447,803
Services income		1,019,697	30,928	53,657
(Impairment) of wells, pipelines, properties, plant and equipment, net		(23,192,225)		(71,036)
Cost of sales		117,567,284	61,132,730	66,504,967
Transfer of good and services		(42,146,271)
Gross income		18,895,485	10,874,315	7,850,809
Distribution, transportation and sale expenses		180,092	41,210	56,008
Administrative expenses		108,518,840	8,532,279	7,995,431
Impairment losses on trade receivables from customers		(445,746)	8,853	(18,034)
Transfer of services		(69,946,315)
Other revenue		4,806,055	2,010,503	1,099,045
Other expenses		529,294	337,412	766,407
Operating (loss) income		(16,026,117)	3,982,770	113,974
Operating (loss) income after Welfare oil duty		(16,026,117)
Financing income		172,320,133	2,087,505	1,727,347
Financing cost		162,559,310	2,966,859	3,265,856
Derivative financial instruments income (cost) , net		9,427,052
Foreign exchange income (loss), net		(75,010,648)	(4,352,913)	4,414,046
Profit (loss) sharing in associates		(10,102,351)	(10,061,543)	17,074,729
Total duties, taxes and other		603,737	1,438,223	(49,089)
Net (loss) income		(82,554,978)	(12,749,263)	20,113,329
Depreciation and amortization of wells, pipelines, properties, plant and equipment		11,544,399	2,405,271	2,150,085
Depreciation of rights of use		651,173	217,650	116,582
Net periodic cost of employee benefits		51,322,824	64,180	34,293
Interest income		8,251,895	1,609,679	1,269,666
Interest cost		$ 132,080,447	2,217,568	$ 2,606,129
Total current assets			111,987,963		1,734,731,765
Total non-current assets			567,969,098		(46,660,527)
Total current liabilities			58,229,460		1,460,294,877
Total long-term liabilities			56,777,221		1,646,039,669
Total equity (deficit)			$ 564,950,380		$ (1,418,263,308)